Annual Total Returns- Financial Services Fund (Investor Class and Class H) [BarChart] - Investor Class and Class H - Financial Services Fund - Investor Class	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.43%)	22.90%	27.47%	12.58%	(3.74%)	15.96%	15.74%	(12.02%)	28.32%	0.27%